Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document And Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37595
Entity Registrant Name	Santander UK Group Holdings plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	7,060,000,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001649373
Business Contact
Document And Entity Information [Line Items]
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
Contact Personnel Name	Lee Grant
City Area Code	+44
Local Phone Number	800 085 1491
Contact Personnel Email Address	lee.grant@santander.co.uk
1.532% Fixed Rate Resetting Notes due 2026
Document And Entity Information [Line Items]
Title of 12(b) Security	1.532% Fixed Rate Resetting Notes due 2026
Trading Symbol	SAN/26
Security Exchange Name	NYSE
1.673% Fixed Rate/Floating Rate Notes due 2027
Document And Entity Information [Line Items]
Title of 12(b) Security	1.673% Fixed Rate/Floating Rate Notes due 2027
Trading Symbol	SAN/27A
Security Exchange Name	NYSE
3.823% Fixed Rate/Floating Rate Notes due 2028
Document And Entity Information [Line Items]
Title of 12(b) Security	3.823% Fixed Rate/Floating Rate Notes due 2028
Trading Symbol	SAN/28
Security Exchange Name	NYSE
2.896% Fixed Rate/Floating Rate Notes due 2032
Document And Entity Information [Line Items]
Title of 12(b) Security	2.896% Fixed Rate/Floating Rate Notes due 2032
Trading Symbol	SAN/32
Security Exchange Name	NYSE
2.469% Fixed Rate/Floating Rate Notes due 2028
Document And Entity Information [Line Items]
Title of 12(b) Security	2.469% Fixed Rate/Floating Rate Notes due 2028
Trading Symbol	SAN/28A
Security Exchange Name	NYSE
6.833% Fixed Rate/Floating Rate Notes due 2026
Document And Entity Information [Line Items]
Title of 12(b) Security	6.833% Fixed Rate/Floating Rate Notes due 2026
Trading Symbol	SAN/28B
Security Exchange Name	NYSE
6.534% Fixed Rate/Floating Rate Notes due 2029
Document And Entity Information [Line Items]
Title of 12(b) Security	6.534% Fixed Rate/Floating Rate Notes due 2029
Trading Symbol	SAN/29B
Security Exchange Name	NYSE
4.858% Fixed Rate/Floating Rate Notes due 2030
Document And Entity Information [Line Items]
Title of 12(b) Security	4.858% Fixed Rate/Floating Rate Notes due 2030
Trading Symbol	SAN/28C
Security Exchange Name	NYSE